Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,293,690.51

Principal:
Principal Collections	$27,135,343.05
Prepayments in Full	$16,733,580.07
Liquidation Proceeds	$545,321.38
Recoveries	$21,864.92
Sub Total	$44,436,109.42
Collections	$47,729,799.93

Purchase Amounts:
Purchase Amounts Related to Principal	$173,007.02
Purchase Amounts Related to Interest	$700.78
Sub Total	$173,707.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,903,507.73

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,903,507.73
Servicing Fee	$955,691.51	$955,691.51	$0.00	$0.00	$46,947,816.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,947,816.22
Interest - Class A-2 Notes	$177,843.47	$177,843.47	$0.00	$0.00	$46,769,972.75
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$46,324,419.42
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$46,187,256.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,187,256.42
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$46,109,523.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,109,523.50
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$46,052,697.50
Third Priority Principal Payment	$1,823,491.45	$1,823,491.45	$0.00	$0.00	$44,229,206.05
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$44,156,858.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,156,858.13
Regular Principal Payment	$39,730,080.96	$39,730,080.96	$0.00	$0.00	$4,426,777.17
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,426,777.17
Residual Released to Depositor	$0.00	$4,426,777.17	$0.00	$0.00	$0.00
Total		$47,903,507.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,823,491.45
Regular Principal Payment					$39,730,080.96
Total					$41,553,572.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$41,553,572.41	$81.80	$177,843.47	$0.35	$41,731,415.88	$82.15
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$41,553,572.41	$25.81	$967,466.64	$0.60	$42,521,039.05	$26.41

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$349,856,005.76	0.6886929	$308,302,433.35	0.6068946
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,070,256,005.76	0.6647966	$1,028,702,433.35	0.6389853

Pool Information
Weighted Average APR	3.495%	3.481%
Weighted Average Remaining Term	47.44	46.64
Number of Receivables Outstanding	59,689	58,230
Pool Balance	$1,146,829,809.92	$1,101,860,533.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,079,090,625.87	$1,036,862,514.31
Pool Factor	0.6852614	0.6583911

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$16,527,908.00
Yield Supplement Overcollateralization Amount	$64,998,018.72
Targeted Overcollateralization Amount	$73,158,099.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,158,099.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		180	$382,025.37
(Recoveries)		26	$21,864.92
Net Losses for Current Collection Period			$360,160.45
Cumulative Net Losses Last Collection Period			$1,923,308.83
Cumulative Net Losses for all Collection Periods			$2,283,469.28

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.98%	517	$10,825,353.54
61-90 Days Delinquent	0.11%	56	$1,244,130.15
91-120 Days Delinquent	0.04%	16	$436,332.90
Over 120 Days Delinquent	0.03%	13	$361,059.12
Total Delinquent Receivables	1.17%	602	$12,866,875.71

Repossession Inventory:
Repossessed in the Current Collection Period		35	$895,969.26
Total Repossessed Inventory		48	$1,306,116.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.3373%
Prior Collection Period			0.3808%
Current Collection Period			0.3844%
Three Month Average			0.3675%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1028%
Prior Collection Period			0.1022%
Current Collection Period			0.1460%
Three Month Average			0.1170%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer